Segment reporting - Schedule of Selected Financial Information By Segment, Narrative (Details) - EUR (€)		12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Transaction costs related to acquisitions		€ (6,001,000)	€ (2,289,000)
Proportion of ownership interest in associate
Costs related to the business combination		€ 2,140,000	€ 2,137,000
Severance indemnities and provision for severance expenses		4,002,000	2,199,000	€ 8,692,000
Legal costs		2,168,000	7,532,000
Impairment of leased and owned stores		1,782,000	1,639,000	8,996,000
Donations		100,000	1,000,000	205,059,000
Net income related to lease agreements		4,129,000	6,844,000
Transaction costs related to business acquisitions		€ 6,001,000	2,289,000
Other wages and salaries				10,916,000
Employee gift expenses				1,500
Private warrants | Zegna non-executive directors
Disclosure of operating segments [line items]
Private warrants issued				1,236,000
Performance share units
Disclosure of operating segments [line items]
Shares granted value under share based arrangement				5,380,000
IIAC Class B Shares
Disclosure of operating segments [line items]
Release of shares from escrow, period of target achievement		7 years
Selling, general and administrative expenses
Disclosure of operating segments [line items]
Transaction costs related to acquisitions		€ (2,034,000)	(2,099,000)	(200,961,000)
Costs related to the business combination		2,034,000	2,099,000	200,961,000
Transaction costs related to business acquisitions		2,034,000	2,099,000	200,961,000
Cost of sales
Disclosure of operating segments [line items]
Costs related to the business combination		106,000	38,000	4,086,000
Costs related to the business combination
Disclosure of operating segments [line items]
Costs related to the business combination				34,092,000
Write-off of non-refundable prepaid premiums				566,000
Costs related to the business combination | ZEGNA
Disclosure of operating segments [line items]
Share issue related cost				114,963,000
Costs related to the business combination | IIAC
Disclosure of operating segments [line items]
Share issue related cost				€ 37,906,000
Stock issued during period (in shares)				5,031,250
Costs related to the business combination | United States
Disclosure of operating segments [line items]
Provisions related to lease agreement			950,000
Loss related to sublease agreement			606,000
Marketing Expenses
Disclosure of operating segments [line items]
Costs related to the business combination				€ 12,000
Costs related to lease agreements | United States
Disclosure of operating segments [line items]
Provisions related to lease agreement				12,192,000
Costs related to lease agreements | Italy
Disclosure of operating segments [line items]
Legal expenses related to lease agreement				1,492,000
Costs related to lease agreements | GB
Disclosure of operating segments [line items]
Accrued property taxes related to lease agreement				1,829,000
Write downs and disposal | Agnona
Disclosure of operating segments [line items]
Loss incurred before sale of business				6,006,000
Write down of stake				€ 144,000
Percentage of voting interests acquired				30.00%
Write downs and disposal | United States | Agnona
Disclosure of operating segments [line items]
Income from sale of right of use of asset				€ 1,266,000
Property, plant and equipment
Disclosure of operating segments [line items]
Impairment of leased and owned stores		(915,000)	756,000	2,167,000
Right-of-use assets
Disclosure of operating segments [line items]
Impairment of leased and owned stores		832,000	2,369,000	6,486,000
Intangible assets other than goodwill
Disclosure of operating segments [line items]
Impairment of leased and owned stores		35,000	26,000	39,000
Corporate
Disclosure of operating segments [line items]
Costs related to the business combination		976,000	938,000	190,996,000
Thom Browne
Disclosure of operating segments [line items]
Transaction costs related to acquisitions		(263,000)
Costs related to the business combination		98,000	98,000	1,035,000
Impairment of leased and owned stores			820,000
Transaction costs related to business acquisitions		263,000
Thom Browne | Intangible assets other than goodwill
Disclosure of operating segments [line items]
Impairment of leased and owned stores		17,000
ZEGNA
Disclosure of operating segments [line items]
Costs related to the business combination		1,066,000	1,101,000	€ 13,028,000
Severance indemnities and provision for severance expenses		1,166,000
Impairment of leased and owned stores			819,000
Proceeds to exit lease (key money)			€ 6,500,000
ZEGNA | Intangible assets other than goodwill
Disclosure of operating segments [line items]
Impairment of leased and owned stores		855,000
Tom Ford Fashion
Disclosure of operating segments [line items]
Severance indemnities and provision for severance expenses		2,836,000
Tom Ford Fashion | Intangible assets other than goodwill
Disclosure of operating segments [line items]
Impairment of leased and owned stores		910,000
Norda Run
Disclosure of operating segments [line items]
Proportion of ownership interest in associate	25.00%
Norda Run | Corporate
Disclosure of operating segments [line items]
Costs related to the business combination		€ 5,738,000